Document and Entity Information - USD ($)	12 Months Ended
	Mar. 31, 2015	Jun. 25, 2015	Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	VistaGen Therapeutics, Inc.
Entity Central Index Key	0001411685
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 10,084,494
Entity Common Stock, Shares Outstanding		1,594,461
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015